AST BOND PORTFOLIO 2021
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 83.3%
Asset-Backed Securities — 2.7%
Collateralized Loan Obligations
CIFC Funding Ltd. (Cayman Islands),
Series 2015-01A, Class ARR, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
1.248%(c)	01/22/31	250	$249,930
TICP CLO Ltd. (Cayman Islands),
Series 2018-03R, Class A, 144A, 3 Month LIBOR + 0.840% (Cap N/A, Floor 0.840%)
0.974%(c)	04/20/28	482	481,580
Voya CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
1.034%(c)	01/18/29	453	452,786

Total Asset-Backed Securities (cost $1,184,442)			1,184,296
Commercial Mortgage-Backed Securities — 6.7%
Commercial Mortgage Trust,
Series 2014-CR19, Class A4
3.532%	08/10/47	707	753,310
Series 2015-DC01, Class A2
2.870%	02/10/48	161	161,185
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C19, Class A3
3.669%	04/15/47	378	380,984
Ladder Capital Commercial Mortgage Securities Trust,
Series 2017-LC26, Class A2, 144A
3.128%	07/12/50	1,437	1,438,977
UBS Commercial Mortgage Trust,
Series 2017-C05, Class A1
2.139%	11/15/50	200	200,481

Total Commercial Mortgage-Backed Securities (cost $2,924,604)			2,934,937
Corporate Bonds — 57.4%
Agriculture — 3.7%
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A
1.375%	07/23/23	555	565,188
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
1.125%	05/01/23	1,070	1,083,604
			1,648,792
Apparel — 2.6%
VF Corp.,
Sr. Unsec’d. Notes
2.050%	04/23/22	1,130	1,140,657
Auto Manufacturers — 1.2%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.350%	11/01/22	200	203,502
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
0.750%	11/23/22	330	$331,122
			534,624
Banks — 22.8%
Bank of America Corp.,
Sub. Notes, MTN
4.000%	01/22/25	505	549,245
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN
1.850%	05/01/25(a)	1,120	1,151,752
Barclays Bank PLC (United Kingdom),
Sr. Unsec’d. Notes
1.700%	05/12/22	1,010	1,018,112
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.750%	04/25/22	550	556,594
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
5.750%	01/24/22	340	345,788
Sr. Unsec’d. Notes, MTN
3.850%	07/08/24	505	543,651
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.870%(ff)	07/09/25	320	344,964
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
4.000%	07/23/25	570	628,183
Sr. Unsec’d. Notes, MTN
2.625%	11/17/21	425	426,237
National Securities Clearing Corp.,
Sr. Unsec’d. Notes, 144A
1.200%	04/23/23	545	552,426
NatWest Group PLC (United Kingdom),
Sr. Unsec’d. Notes
2.359%(ff)	05/22/24	240	246,299
PNC Bank NA,
Sr. Unsec’d. Notes
3.300%	10/30/24(a)	375	403,818
State Street Corp.,
Sr. Unsec’d. Notes
2.825%(ff)	03/30/23	1,100	1,113,687
Swedbank AB (Sweden),
Sr. Unsec’d. Notes, 144A
1.300%	06/02/23	800	811,394
UBS AG (Switzerland),
Sr. Unsec’d. Notes, 144A
1.750%	04/21/22(a)	1,310	1,319,427
			10,011,577
Beverages — 2.3%
PepsiCo, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.530%
0.668%(c)	10/06/21(a)	1,000	1,000,003
A1

AST BOND PORTFOLIO 2021 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Biotechnology — 2.7%
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
3.700%	04/01/24	1,100	$1,175,484
Chemicals — 1.6%
LYB International Finance BV,
Gtd. Notes
4.000%	07/15/23	652	691,587
Computers — 1.8%
Apple, Inc.,
Sr. Unsec’d. Notes
3.000%	02/09/24	750	790,531
Diversified Financial Services — 0.3%
Ameriprise Financial, Inc.,
Sr. Unsec’d. Notes
3.000%	04/02/25	115	122,161
Electronics — 0.9%
Honeywell International, Inc.,
Sr. Unsec’d. Notes
1.350%	06/01/25	395	400,866
Insurance — 2.1%
American International Group, Inc.,
Sr. Unsec’d. Notes
4.125%	02/15/24	850	917,710
Machinery-Construction & Mining — 2.7%
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
0.950%	05/13/22	1,185	1,190,843
Machinery-Diversified — 1.3%
Xylem, Inc.,
Sr. Unsec’d. Notes
4.875%	10/01/21	570	570,000
Oil & Gas — 2.6%
BP Capital Markets America, Inc.,
Gtd. Notes
2.937%	04/06/23	345	357,956
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
1.571%	04/15/23(a)	500	509,667
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
4.750%	12/15/23	50	54,021
Phillips 66,
Gtd. Notes
3.700%	04/06/23	205	214,702
			1,136,346
Pharmaceuticals — 3.5%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.300%	11/21/22	1,100	1,123,521
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
CVS Health Corp.,
Sr. Unsec’d. Notes
2.750%	12/01/22	400	$408,783
			1,532,304
Pipelines — 2.0%
Enterprise Products Operating LLC,
Gtd. Notes
3.900%	02/15/24	825	880,542
Semiconductors — 0.9%
NVIDIA Corp.,
Sr. Unsec’d. Notes
0.584%	06/14/24(a)	390	390,515
Software — 2.4%
Oracle Corp.,
Sr. Unsec’d. Notes
2.950%	11/15/24	600	636,772
salesforce.com, Inc.,
Sr. Unsec’d. Notes
0.625%	07/15/24	400	400,722
			1,037,494

Total Corporate Bonds (cost $24,499,420)			25,172,036
Sovereign Bonds — 2.9%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
3.125%	10/11/27	405	439,365
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN
2.125%	10/25/23	200	206,449
Kuwait International Government Bond (Kuwait),
Sr. Unsec’d. Notes, 144A
2.750%	03/20/22	255	257,531
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
3.875%	04/23/23	340	357,686

Total Sovereign Bonds (cost $1,196,635)			1,261,031
U.S. Government Agency Obligations — 11.0%
Federal Home Loan Mortgage Corp.
2.375%	01/13/22	4,000	4,026,287
Federal National Mortgage Assoc.
6.625%	11/15/30	570	812,879

Total U.S. Government Agency Obligations (cost $4,742,008)			4,839,166
U.S. Treasury Obligations — 2.6%
U.S. Treasury Notes
2.000%	12/31/21	600	602,859

A2

AST BOND PORTFOLIO 2021 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations (continued)
U.S. Treasury Strips Coupon
0.904%(s)	05/15/30(k)	600	$523,477

Total U.S. Treasury Obligations (cost $1,157,829)			1,126,336

Total Long-Term Investments (cost $35,704,938)			36,517,802

	Shares
Short-Term Investments — 23.3%
Affiliated Mutual Funds
PGIM Core Short-Term Bond Fund(wc)	215,879	1,988,244
PGIM Core Ultra Short Bond Fund(wc)	5,106,367	5,106,367
PGIM Institutional Money Market Fund (cost $3,102,188; includes $3,102,085 of cash collateral for securities on loan)(b)(wc)	3,105,061	3,103,198

Total Short-Term Investments (cost $10,185,787)		10,197,809

TOTAL INVESTMENTS—106.6% (cost $45,890,725)		46,715,611

Liabilities in excess of other assets(z) — (6.6)%		(2,892,604)

Net Assets — 100.0%		$43,823,007

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CLO	Collateralized Loan Obligation
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
Strips	Separate Trading of Registered Interest and Principal of Securities

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $3,033,225; cash collateral of $3,102,085 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2021.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wc)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at September 30, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
48	2 Year U.S. Treasury Notes	Dec. 2021	$10,562,625	$7,658
36	5 Year U.S. Treasury Notes	Dec. 2021	4,418,719	24,077
15	10 Year U.S. Treasury Notes	Dec. 2021	1,974,141	23,933
				$55,668
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A3